Components of Net Periodic (Benefit) Cost, Japanese Plans (Detail) (Japanese plans, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Japanese plans
Components of net periodic (benefit) cost:
Service cost	¥ 927	¥ 910	¥ 983
Interest cost	180	197	213
Expected return on plan assets	(164)	(139)	(134)
Amortization of net actuarial loss	92	123	120
Amortization of prior service credit	(157)	(146)	(171)
Losses from curtailments and settlements			296
Net periodic pension cost	¥ 878	¥ 945	¥ 1,307